CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 418,941	$ 736,605
Restricted cash	7,873	2,392
Inventories	265,190	22,703
Total current assets	883,712	823,463
Non-current assets
Restricted cash	321	536
Investment securities - related parties	3,326
Property, equipment and software, net	354,617	253,471
Intangible assets	116,360	116,364
Operating lease right-of-use assets	173,103	158,724
Total non-current assets	700,966	548,489
Total assets	1,584,678	1,371,952
Current liabilities
Shortterm borrowings - third parties	226,772	28,748
Exchangeable notes	378,638	355,320
Convertible notes	20,277
Mandatorily redeemable noncontrolling interest (including mandatorily redeemable noncontrolling interest of VIEs without recourse to the Company of nil and US$11,381 as of December 31, 2023 and 2022, respectively)		11,381
Total current liabilities	1,757,281	932,879
Non-current liabilities
Put option liabilities	11,884
Exchangeable notes	75,678	71,792
Convertible notes	81,635	76,770
Deferred tax liabilities		126
Deferred income	270,097	258,450
Total non-current liabilities	654,569	523,679
Total liabilities	2,411,850	1,456,558
Commitments and contingencies (note 28)
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value	383,530	368,409
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of December 31, 2023 and 2022; 474,621,603 shares issued and outstanding as of December 31, 2023 and 2022)	21	21
Additional paid-in capital	358,187	403,103
Receivable from shareholders		(26,447)
Accumulated other comprehensive income	25,267	17,707
Accumulated deficit	(1,588,773)	(846,757)
Total shareholders' deficit attributable to ordinary shareholders	(1,205,298)	(452,373)
Noncontrolling interests	(5,404)	(642)
Total shareholders' deficit	(1,210,702)	(453,015)
Total liabilities, mezzanine equity and shareholders' deficit	1,584,678	1,371,952
Related party
Current assets
Accounts receivable	22,430	8,545
Prepayments and other current assets	28,744	8,732
Non-current assets
Investment securities - related parties	3,326	8,411
Other non-current assets	2,706
Current liabilities
Accounts payable	340,419	5,770
Accrued expenses and other current liabilities	290,686	183,237
Non-current liabilities
Operating lease liabilities	12,064	170
Other non-current liabilities	1,634	1,584
Nonrelated Party
Current assets
Accounts receivable	76,664	111
Prepayments and other current assets	63,870	44,375
Non-current assets
Other non-current assets	50,533	10,983
Current liabilities
Shortterm borrowings - third parties	226,772	28,748
Accounts payable	20,123	1,466
Contract liabilities - third parties	44,184	7,843
Operating lease liabilities - third parties (including operating lease liabilities - third parties of VIEs without recourse to the Company of nil and US$716 as of December 31, 2023 and 2022, respectively)	16,760	15,815
Accrued expenses and other current liabilities	419,422	323,299
Non-current liabilities
Contract liabilities - third parties	6,245
Operating lease liabilities	91,929	98,963
Other non-current liabilities	103,403	15,824
Series Pre-A Preferred Shares Preferred Shares
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value	184,509	177,284
Series A Preferred Shares Preferred Shares
MEZZANINE EQUITY
Redeemable Convertible Preferred Stock Value	$ 199,021	$ 191,125